Exploration and Evaluation Assets - Detailed information about exploration and evaluation assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	$ 2,436	$ 2,579
Additions/Acquisitions	38	55
Transfers to property, plant and equipment	(223)	(194)
Derecognitions and other	(1)	(3)
Foreign exchange adjustments		(1)
Ending balance	2,250	2,436
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	2,101	2,258
Additions/Acquisitions	30	40
Transfers to property, plant and equipment	(73)	(194)
Derecognitions and other	(1)	(3)
Foreign exchange adjustments		0
Ending balance	2,057	2,101
North Sea
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	0	0
Additions/Acquisitions	0	0
Transfers to property, plant and equipment	0	0
Derecognitions and other	0	0
Foreign exchange adjustments		0
Ending balance	0	0
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	83	69
Additions/Acquisitions	8	15
Transfers to property, plant and equipment	0	0
Derecognitions and other	0	0
Foreign exchange adjustments		(1)
Ending balance	91	83
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	252	252
Additions/Acquisitions	0	0
Transfers to property, plant and equipment	(150)	0
Derecognitions and other	0	0
Foreign exchange adjustments		0
Ending balance	$ 102	$ 252